Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2026
Restatement Determination Date:: 2026-03-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We have adopted a compensation recovery policy as required by Rule 10D-1 under the Exchange Act, and the corresponding listing standards of the Nasdaq, which provides for the mandatory recovery from current and former officers of incentive-based compensation that was erroneously awarded during the three fiscal years preceding the date that the company is required to prepare an accounting restatement, including to correct an error that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. The amount required to be recovered is the excess of the amount of incentive-based compensation received over the amount that otherwise would have been received had it been determined based on the restated financial measure. No accounting restatement during fiscal year 2026 triggered (or would have triggered) recovery of erroneously awarded compensation under the policy.